Income Tax (Details) - Schedule of deferred tax liabilities and assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred tax liabilities and assets [Abstract]
Deferred tax liabilities	$ (211,796)
Deferred tax asset
Net operating loss carryforward	10,974,429	7,394,397
Valuation allowance	(10,974,429)	(7,394,397)	$ (6,230,296)
Net deferred tax asset